Short-term Loans - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Short-term Loans
Short-term loans	¥ 73,765	¥ 68,999	$ 10,694
Credit Facility Agreement With Banks | Guangzhou Lizhi
Short-term Loans
Line of credit maximum borrowing capacity	121,800	¥ 121,800
Unused credit line amount	¥ 48,000
Short term debt weighted average interest rate percentage over time	4.60%	5.30%
Short-term loans	¥ 73,800	¥ 69,000
Credit Facility Agreement With Banks | Maximum | Guangzhou Lizhi
Short-term Loans
Short term debt term	6 months	6 months